Borrowings - Schedule of Movements of Borrowings (Detail) - Long-term borrowings [member] $ in Thousands	12 Months Ended
Dec. 31, 2021 ARS ($)
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	$ 9,721,910
New borrowings and financing	1,250,530
Accrued interest	337,858
Effects of foreign exchange rate variation	(1,353,024)
Interest payments	(570,181)
Principal payments	(6,875,948)
Ending balance	$ 2,511,145